Investments in Affiliates (Detail)	Jan. 31, 2017
Boyles Bros Servicios Tecnicos Geologicos S.A. [Member] | Percentage Owned Directly [Member] | Panama [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Boytec, S.A. [Member] | Percentage Owned Indirectly [Member] | Panama [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Boytec Sondajes de Mexico, S.A. de C.V. [Member] | Percentage Owned Indirectly [Member] | Mexico [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Sondajes Colombia, S.A. [Member] | Percentage Owned Indirectly [Member] | Colombia [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Mining Drilling Fluids [Member] | Percentage Owned Indirectly [Member] | Panama [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage Owned	25.00%
Plantel Industrial S.A. [Member] | Percentage Owned Indirectly [Member] | Chile [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Christensen Chile, S.A. [Member] | Percentage Owned Directly [Member] | Chile [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Christensen Commercial, S.A. [Member] | Percentage Owned Directly [Member] | Chile [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Christensen Commercial, S.A. [Member] | Percentage Owned Directly [Member] | Peru [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage Owned	35.38%
Geotec Boyles Bros., S.A. [Member] | Percentage Owned Directly [Member] | Chile [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Centro Internacional de Formacion S.A. [Member] | Percentage Owned Indirectly [Member] | Chile [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage Owned	50.00%
Geoestrella S.A. [Member] | Percentage Owned Indirectly [Member] | Chile [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage Owned	25.00%
Diamantina Christensen Trading [Member] | Percentage Owned Directly [Member] | Panama [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage Owned	42.69%
Geotec, S.A. [Member] | Percentage Owned Directly [Member] | Peru [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage Owned	35.38%
Boyles Bros., Diamantina, S.A. [Member] | Percentage Owned Directly [Member] | Peru [Member]
Schedule Of Equity Method Investments [Line Items]
Percentage Owned	29.49%